Risks and Concentration - Vendors with Greater than 10pct of Accounts Payables (Detail) - Accounts Payables - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vendor A
Concentration Risk [Line Items]
Concentration risk percentage	53.00%	28.00%
Vendor B
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	14.00%
Vendor C
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	10.00%
Vendor 1 | Vendor A
Concentration Risk [Line Items]
Concentration risk percentage	30.00%
Vendor 2 | Vendor B
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Vendor 3 | Vendor C
Concentration Risk [Line Items]
Concentration risk percentage	14.00%